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July 16, 2007

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Garrett Johnston
Division of Corporation Finance

Re:	North American Energy Partners Inc.
Registration Statement on Form F-1
Filed June 29, 2007
File No. 333-144222

Form 20-F for the fiscal year ended March 31, 2007
Filed June 20, 2007
File No. 001-33161

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, we have filed through EDGAR Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement (the “Registration Statement”). Amendment No. 1 reflects all changes made to the Registration Statement.

In this letter, we set forth responses to the comments and requests for information contained in the letter from the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), dated July 13, 2007, with respect to the above-referenced filings. For your convenience, we have repeated in bold type the comments and requests for information exactly as set forth in the July 13 comment letter. The Registrant’s response to each comment or request for information is set forth immediately below the text of the applicable comment or request.

United States Securities and Exchange Commission

July 16, 2007

Form F-1 filed June 29, 2007

Until we establish and maintain effective internal controls over financial reporting we cannot assure you that we will have appropriate procedures in place to eliminate future financial reporting inaccuracies and avoid delays in financial reporting, page 17.

1.	We note your disclosure in the Form 20-F for the period March 31, 2007 indicating that you “identified a number of material weaknesses in [y]our ICFR.” We further note that in the registration statement you disclose that you “have had continuing problems providing accurate and timely financial information and reports and restated the pre-amalgamated North American Energy Partners Inc.’s financial statement three times since the beginning of [y]our 2005 fiscal year.” Please explain the basis for stating in your 20-F, filed June 20, 2007, that your “President and Chief Financial Officer concluded that the design and operation of [y]our disclosure controls and procedures were effective.” In the event your officers determine that your disclosure controls and procedures were not effective, please discuss the ineffectiveness in a separate risk factor.

Response:

The disclosures regarding the restatements and internal control weaknesses were included in the Registration Statement and the Form 20-F to alert the reader to problems the Registrant has had in the past and may have in the future if it does not complete the implementation of corrective measures to address identified internal control deficiencies. The Registrant is currently addressing such deficiencies through a combination of increasing the level of knowledge and expertise in the corporate accounting staff, implementing improvements in internal control processes and reorganizing the financial reporting and control functions to facilitate more comprehensive involvement by the Registrant’s accounting professionals at the operational level and to provide ongoing review and validation of operating results by the Corporate Controller group. Until the implementation of such corrective measures is complete, the identified weaknesses in internal control over financial reporting are being compensated for by additional review procedures performed by the Registrant.

The redesign of and implementation of all planned changes to the Registrant’s disclosure controls and procedures are not yet complete; however, taking into account the compensating review procedures noted above, the Registrant’s

United States Securities and Exchange Commission

July 16, 2007

President and Chief Financial Officer were able to conclude that the Registrant’s disclosure controls and procedures were effective as of March 31, 2007.

2.	Your caption indicates that “[u]ntil [you] establish and maintain effective internal controls over financial reporting, [you] cannot assure [] that [you] will have appropriate procedures in place to eliminate future financial reporting inaccuracies and avoid delays in financial reporting.” We note that you are implementing certain corrective measures, as noted in your Form 20-F. Please state the timeframe within which you expect the corrective actions to address the disclosed deficiencies. Also disclose any associated material costs that are being incurred or will be incurred in implementing any corrective action. As necessary, revise your 20-F to provide similar disclosure.

Response:

The Registrant has added disclosure on page 52 of Amendment No. 1 to address the comment and proposes to include similar disclosure in an amendment to the Form 20-F.

Form 20-F filed June 20, 2007

3.	We note your disclosure that “[o]ther than the continuing impact of the corrective actions discussed above, there were no changes in our ICFR.” Revise to state clearly, if correct, that there were changes in your internal control over ICFR since March 31, 2006 that have materially affected, or are reasonably likely to affect, your ICFR.

Response:

There were changes in the Registrant’s internal control over financial reporting since March 31, 2006 that have materially affected, or are reasonably likely to affect, its internal control over financial reporting, and the Registrant respectfully submits that the disclosure in the Form 20-F describes such changes. The Registrant proposes to revise the sentence noted in the comment in future filings to more clearly state whether there have been material changes in the Registrant’s internal control over financial reporting during the period reported.

United States Securities and Exchange Commission

July 16, 2007

The Registrant notes and understands the Staff’s policy and applicable rules regarding requests for acceleration of the effective date of the registration statement and intends to comply.

To assist the Staff in its review of Amendment No. 1, a courtesy package containing a copy of Amendment No. 1 and this letter are being delivered to Mr. Johnston.

If any member of the Commission’s Staff has any questions regarding the foregoing, or desires further information or clarification in connection therewith, or with respect to any other revisions to Amendment No. 1, please contact the undersigned at 713-221-1306 or Troy L. Harder at 713-221-1456.

Very truly yours,

Bracewell & Giuliani LLP

Gary W. Orloff

GWO/pd

Enclosure

cc:	Mr. Douglas A. Wilkes

North American Energy Partners Inc.

Mr. Kris F. Heinzelman

Cravath, Swaine & Moore LLP

Mr. Troy L. Harder

Bracewell & Giuliani LLP